Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 29, 2020
Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 29, 2020
Document Effective Date	Jan. 29, 2020
Prospectus Date	Jan. 28, 2020
Virtus KAR Capital Growth Fund | Class R6
Prospectus:
Trading Symbol	VCGRX
Virtus KAR Capital Growth Fund | Class I
Prospectus:
Trading Symbol	PLXGX
Virtus KAR Capital Growth Fund | Class C
Prospectus:
Trading Symbol	SSTFX
Virtus KAR Capital Growth Fund | Class A
Prospectus:
Trading Symbol	PSTAX
Virtus KAR Mid-Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRMGX
Virtus KAR Mid-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	PICMX
Virtus KAR Mid-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	PSKCX
Virtus KAR Mid-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	PHSKX
VIRTUS TACTICAL ALLOCATION FUND | Class I
Prospectus:
Trading Symbol	VTAIX
VIRTUS TACTICAL ALLOCATION FUND | Class C
Prospectus:
Trading Symbol	POICX
VIRTUS TACTICAL ALLOCATION FUND | Class A
Prospectus:
Trading Symbol	NAINX